Fair Value Measurements (Details) - Schedule of assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement - USD ($)
$ in Thousands
	Jun. 30, 2022	Dec. 31, 2021
Assets:
Total financial assets	$ 247,899	$ 177,702
Liabilities:
Total financial liabilities	2,401
Marketable securities [Member]
Assets:
Total financial assets	247,899	177,385
Liabilities:
Total financial liabilities
Foreign currency derivative contracts [Member]
Assets:
Total financial assets		317
Liabilities:
Total financial liabilities	2,401
Level 1 [Member]
Assets:
Total financial assets
Liabilities:
Total financial liabilities
Level 1 [Member] | Marketable securities [Member]
Assets:
Total financial assets
Liabilities:
Total financial liabilities
Level 1 [Member] | Foreign currency derivative contracts [Member]
Assets:
Total financial assets
Liabilities:
Total financial liabilities
Level 2 [Member]
Assets:
Total financial assets	247,899	177,702
Liabilities:
Total financial liabilities	2,401
Level 2 [Member] | Marketable securities [Member]
Assets:
Total financial assets	247,899	177,385
Liabilities:
Total financial liabilities
Level 2 [Member] | Foreign currency derivative contracts [Member]
Assets:
Total financial assets		317
Liabilities:
Total financial liabilities	2,401
Level 3 [Member]
Assets:
Total financial assets
Liabilities:
Total financial liabilities
Level 3 [Member] | Marketable securities [Member]
Assets:
Total financial assets
Liabilities:
Total financial liabilities
Level 3 [Member] | Foreign currency derivative contracts [Member]
Assets:
Total financial assets
Liabilities:
Total financial liabilities